STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2011	$ 1,158,644	$ 16,273	$ 988,076	$ (96,318)	$ (1,895)	$ 252,508
Assumption of restricted share units and options upon acquisition	3,763		3,763
Issuance of shares of ESPP	599	5	594
Exercise of share options	29,972	388	29,584
Stock-based compensation	23,612		23,612
Excess tax benefit from share-based payment arrangements	104		104
Treasury shares purchased	(107,589)			(107,589)
Other comprehensive income (loss)	14,089				14,089
Net income	67,894					67,894
Balance at Dec. 31, 2012	1,191,088	16,666	1,045,733	(203,907)	12,194	320,402
Issuance of shares of ESPP	783	6	777
Exercise of share options	38,918	523	38,395
Restricted shares vesting in respect of Merced acquisition		17	(17)
Stock-based compensation	26,307		26,307
Excess tax benefit from share-based payment arrangements	1,172		1,172
Treasury shares purchased	(79,944)			(79,944)
Other comprehensive income (loss)	207				207
Dividends paid	(29,010)					(29,010)
Net income	55,275					55,275
Balance at Dec. 31, 2013	1,204,796	17,212	1,112,367	(283,851)	12,401	346,667
Issuance of shares of ESPP	436	3	433
Exercise of share options	28,005	400	27,605
Stock-based compensation	29,814		29,814
Excess tax benefit from share-based payment arrangements	1,205		1,205
Treasury shares purchased	(92,786)			(92,786)
Other comprehensive income (loss)	(22,947)				(22,947)
Dividends paid	(38,142)					(38,142)
Net income	103,075					103,075
Balance at Dec. 31, 2014	$ 1,213,456	$ 17,615	$ 1,171,424	$ (376,637)	$ (10,546)	$ 411,600